Non-current interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Non-current interest-bearing loans and borrowings [Abstract]
Non-current interest-bearing loans and borrowings
	2020 £’000	2019 £’000
Long-term borrowings	36,654	-
	36,654	-